Document and Entity Information	Feb. 01, 2022
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Entity Central Index Key	0000843781
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Jun. 01, 2021
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus:
Trading Symbol	DARXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPRXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Prospectus:
Trading Symbol	DTHXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Prospectus:
Trading Symbol	DTJXX